Exhibit 99
Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	July 2018
Payment Date	8/15/2018
Transaction Month	41
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,669,398,082.33	74,643		54.9 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$359,200,000.00	0.32%		April 15, 2016
Class A-2a Notes	$215,000,000.00	0.81%		January 15, 2018
Class A-2b Notes	$331,400,000.00	2.32163%	*	January 15, 2018
Class A-3 Notes	$483,000,000.00	1.28%		September 15, 2019
Class A-4 Notes	$111,780,000.00	1.64%		June 15, 2020
Class B Notes	$47,380,000.00	2.03%		August 15, 2020
Class C Notes	$31,590,000.00	2.20%		November 15, 2020
Class D Notes	$31,590,000.00	2.70%		September 15, 2021
Total	$1,610,940,000.00
	* One-month LIBOR + 0.25%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$636,666.57

Principal:
Principal Collections	$11,819,084.40
Prepayments in Full	$4,329,908.57
Liquidation Proceeds	$118,702.07
Recoveries	$56,317.26
Sub Total	$16,324,012.30
Collections	$16,960,678.87

Purchase Amounts:
Purchase Amounts Related to Principal	$235,744.14
Purchase Amounts Related to Interest	$1,103.99
Sub Total	$236,848.13

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$17,197,527.00

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	July 2018
Payment Date	8/15/2018
Transaction Month	41
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$17,197,527.00
Servicing Fee	$181,297.80	$181,297.80	$0.00	$0.00	$17,016,229.20
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$17,016,229.20
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$17,016,229.20
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$17,016,229.20
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$17,016,229.20
Interest - Class A-4 Notes	$132,998.20	$132,998.20	$0.00	$0.00	$16,883,231.00
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,883,231.00
Interest - Class B Notes	$80,151.17	$80,151.17	$0.00	$0.00	$16,803,079.83
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,803,079.83
Interest - Class C Notes	$57,915.00	$57,915.00	$0.00	$0.00	$16,745,164.83
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,745,164.83
Interest- Class D Notes	$71,077.50	$71,077.50	$0.00	$0.00	$16,674,087.33
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$16,674,087.33
Regular Principal Payment	$15,814,194.46	$15,814,194.46	$0.00	$0.00	$859,892.87
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$859,892.87
Residual Released to Depositor	$0.00	$859,892.87	$0.00	$0.00	$0.00
Total		$17,197,527.00

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$15,814,194.46
Total					$15,814,194.46
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$15,814,194.46	$141.48	$132,998.20	$1.19	$15,947,192.66	$142.67
Class B Notes	$0.00	$0.00	$80,151.17	$1.69	$80,151.17	$1.69
Class C Notes	$0.00	$0.00	$57,915.00	$1.83	$57,915.00	$1.83
Class D Notes	$0.00	$0.00	$71,077.50	$2.25	$71,077.50	$2.25
Total	$15,814,194.46	$9.82	$342,141.87	$0.21	$16,156,336.33	$10.03

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	July 2018
Payment Date	8/15/2018
Transaction Month	41

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$97,315,756.42	0.8706008	$81,501,561.96	0.7291247
Class B Notes	$47,380,000.00	1.0000000	$47,380,000.00	1.0000000
Class C Notes	$31,590,000.00	1.0000000	$31,590,000.00	1.0000000
Class D Notes	$31,590,000.00	1.0000000	$31,590,000.00	1.0000000
Total	$207,875,756.42	0.1290400	$192,061,561.96	0.1192233

Pool Information
Weighted Average APR	3.492%	3.505%
Weighted Average Remaining Term	22.65	21.91
Number of Receivables Outstanding	24,577	23,635
Pool Balance	$217,557,365.90	$200,869,805.71
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$207,875,756.42	$192,061,561.96
Pool Factor	0.1303208	0.1203247

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,346,990.41
Targeted Credit Enhancement Amount	$8,346,990.41
Yield Supplement Overcollateralization Amount	$8,808,243.75
Targeted Overcollateralization Amount	$8,808,243.75
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$8,808,243.75

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,346,990.41
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,346,990.41
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,346,990.41

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	July 2018
Payment Date	8/15/2018
Transaction Month	41
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		121	$184,121.01
(Recoveries)		165	$56,317.26
Net Loss for Current Collection Period			$127,803.75
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.7049%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			(0.0456)%
Second Prior Collection Period			0.6124%
Prior Collection Period			0.1534%
Current Collection Period			0.7331%
Four Month Average (Current and Prior Three Collection Periods)			0.3633%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		5470	$13,968,236.41
(Cumulative Recoveries)			$2,396,875.98
Cumulative Net Loss for All Collection Periods			$11,571,360.43
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6931%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,553.61
Average Net Loss for Receivables that have experienced a Realized Loss			$2,115.42

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.50%	405	$5,017,015.72
61-90 Days Delinquent	0.24%	39	$483,056.59
91-120 Days Delinquent	0.09%	11	$183,530.34
Over 120 Days Delinquent	0.31%	41	$622,663.17
Total Delinquent Receivables	3.14%	496	$6,306,265.82

Repossession Inventory:
Repossessed in the Current Collection Period		17	$209,883.41
Total Repossessed Inventory		28	$378,888.38

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3379%
Prior Collection Period			0.3743%
Current Collection Period			0.3850%
Three Month Average			0.3658%

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	July 2018
Payment Date	8/15/2018
Transaction Month	41

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer